Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments
Summary of remaining contractual maturities for borrowings and derivative financial instruments

AT 31 DECEMBER 2024		Contractual cash flow (including interest)
	Carrying	Within					More than
	amount	1 year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
	GBPm	GBPm	GBPm	GBPm	GBPm	GBPm	GBPm	GBPm
Borrowings
Fixed rate borrowings	(5,679)	(763)	(756)	(541)	(783)	(862)	(2,979)	(6,684)
Floating rate borrowings	(762)	(762)	-	-	-	-	-	(762)
Lease liabilities	(103)	(43)	(28)	(19)	(10)	(4)	(27)	(131)
	(6,544)
Derivative financial liabilities
Cash inflows		1,560	180	124	17	-	-	1,881
Cash outflows		(1,575)	(184)	(126)	(17)	-	-	(1,902)
Forward foreign exchange contracts	(23)	(15)	(4)	(2)	-	-	-	(21)
Interest rate derivatives	(119)	(25)	(22)	(22)	(22)	(22)	(22)	(135)
Cash inflows		502	-	-	-	-	-	502
Cash outflows		(550)	-	-	-	-	-	(550)
Cross-currency interest rate swaps	(43)	(48)	–	-	-	-	-	(48)
	(185)
Derivative financial assets
Cash inflows		827	274	85	6	-	-	1,192
Cash outflows		(788)	(251)	(77)	(6)	-	-	(1,122)
Forward foreign exchange contracts	53	39	23	8	-	-	-	70
Interest rate derivatives	21	3	5	5	4	3	16	36
	74
Total	(6,655)	(1,614)	(782)	(571)	(811)	(885)	(3,012)	(7,675)

17 Financial instruments (continued)

AT 31 DECEMBER 2025		Contractual cash flow (including interest)
	Carrying amount GBPm	Within 1 year GBPm	1-2 years GBPm	2-3 years GBPm	3-4 years GBPm	4-5 years GBPm	More than 5 years GBPm	Total GBPm
Borrowings
Fixed rate borrowings	(6,283)	(846)	(618)	(874)	(864)	(1,237)	(3,059)	(7,498)
Floating rate borrowings	(887)	(887)	-	-	-	-	-	(887)
Lease liabilities	(97)	(35)	(29)	(18)	(11)	(6)	(26)	(125)
	(7,267)
Derivative financial liabilities
Cash inflows		1,012	98	50	6	-	-	1,166
Cash outflows		(1,017)	(98)	(50)	(5)	-	-	(1,170)
Forward foreign exchange contracts	(9)	(5)	-	-	1	-	-	(4)
Interest rate derivatives	(70)	(16)	(13)	(15)	(17)	(11)	(7)	(79)
Cash inflows		19	19	19	19	200	228	504
Cash outflows		(15)	(15)	(15)	(15)	(213)	(236)	(509)
Cross-currency interest rate swaps	(32)	4	4	4	4	(13)	(8)	(5)
	(111)
Derivative financial assets
Cash inflows		2,571	364	129	8	-	-	3,072
Cash outflows		(2,519)	(339)	(119)	(7)	-	-	(2,984)
Forward foreign exchange contracts	75	52	25	10	1	-	-	88
Interest rate derivatives	10	5	4	2	1	-	12	24
Cash inflows		19	19	19	19	19	462	557
Cash outflows		(8)	(8)	(8)	(8)	(8)	(398)	(438)
Cross-currency interest rate swaps	27	11	11	11	11	11	64	119
	112
Total	(7,266)	(1,717)	(616)	(880)	(874)	(1,256)	(3,024)	(8,367)

Summary of trade receivables past due

	2023 GBPm	2024 GBPm	2025 GBPm
Up to one month	259	217	210
2 to 3 months	130	130	132
4 to 6 months	56	57	52
Greater than 6 months	35	24	19
Total past due	480	428	413

Summary of fair value hedges

FAIR VALUE HEDGE RELATIONSHIPS	31 December 2024 Principal amount GBPm	31 December 2025 Principal amount GBPm	Fixed rate	Floating rate
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025	(535)	-	1.3%	USD SOFR+1.5%
$750m bond and $750m interest rate swaps maturing 2030	(599)	(558)	3.0%	USD SOFR+1.8%
€750m bond and €750m interest rate swaps maturing 2031	(620)	(654)	3.8%	Euribor+0.9%
$500m bond and $500m interest rate swaps maturing 2032	(399)	(372)	4.8%	USD SOFR+2.0%
	(2,153)	(1,584)

Summary of gains and losses on borrowings and related derivatives designated as fair value hedges

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2023 GBPm	Fair value movement gain/(loss) GBPm	Redemption/ close-out GBPm	Exchange gain/(loss) GBPm	31 December 2023 GBPm	Carrying values GBPm
USD debt	141	(22)	(16)	(6)	97	(871)
Related interest rate swaps	(143)	21	16	6	(100)	(100)
	(2)	(1)	-	-	(3)	(971)
EUR debt	70	(61)	-	(2)	7	(1,600)
Related interest rate swaps	(70)	60	-	2	(8)	(8)
	-	(1)	-	-	(1)	(1,608)
Total relating to USD and EUR debt	211	(83)	(16)	(8)	104	(2,471)
Total related interest rate swaps	(213)	81	16	8	(108)	(108)
Net loss on borrowings and related derivatives/total carrying value	(2)	(2)	-	-	(4)	(2,579)

17 Financial instruments (continued)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2024 GBPm	Fair value movement gain/(loss) GBPm	Redemption/ close-out GBPm	Exchange gain/(loss) GBPm	31 December 2024 GBPm	Carrying values GBPm
USD debt	97	14	-	3	114	(875)
Related interest rate swaps	(100)	(16)	-	(3)	(119)	(119)
	(3)	(2)	-	-	(5)	(994)
EUR debt	7	12	-	1	20	(1,133)
Related interest rate swaps	(8)	(12)	-	(1)	(21)	(21)
	(1)	-	-	-	(1)	(1,154)
Total relating to USD and EUR debt	104	26	-	4	134	(2,008)
Total related interest rate swaps	(108)	(28)	-	(4)	(140)	(140)
Net loss on borrowings and related derivatives/total carrying value	(4)	(2)	-	-	(6)	(2,148)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES	1 January 2025 GBPm	Fair value movement gain/(loss) GBPm	Redemption/ close-out GBPm	Exchange gain/(loss) GBPm	31 December 2025 GBPm	Carrying values GBPm
USD debt	114	(39)	-	(8)	67	(855)
Related interest rate swaps	(119)	41	-	8	(70)	(70)
	(5)	2	-	-	(3)	(925)
EUR debt	20	(29)	-	(2)	(11)	(664)
Related interest rate swaps	(21)	29	-	2	10	10
	(1)	-	-	-	(1)	(654)
Total relating to USD and EUR debt	134	(68)	-	(10)	56	(1,519)
Total related interest rate swaps	(140)	70	-	10	(60)	(60)
Net (loss)/gain on borrowings and related derivatives/total carrying value	(6)	2	-	-	(4)	(1,579)

Summary of movements in the hedge reserve including gains and losses on cash flow hedging instruments

	Interest rate hedge reserve GBPm	Cost of hedging reserve GBPm	Foreign currency hedge reserve GBPm	Total GBPm
Hedge reserve at 31 December 2023: (losses)/gains deferred	-	(4)	40	36
(Losses)/gains arising in 2024	(5)	6	10	11
Amounts recognised in income statement	2	-	(22)	(20)
Hedge reserve at 31 December 2024: (losses)/gains deferred	(3)	2	28	27
Gains/(losses) arising in 2025	2	(2)	55	55
Amounts recognised in income statement	1	-	(37)	(36)
Hedge reserve at 31 December 2025: gains deferred	-	-	46	46

Summary of deferred gains and losses on cash flow hedges currently expected to recognized in future period

	Foreign currency hedge reserve GBPm	Principal amount of hedges GBPm
2026	20	563
2027	20	495
2028	6	234
2029	-	14
Total	46	1,306